FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENT [Abstract]
Schedule of Financial Assets Measured at Fair Value on a Recurring Basis
The Company's financial assets measured at fair value on a recurring basis, consisted of the following types of instruments:

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Assets:
Money Market	$1,136	$-	$-	$1,136

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets:
Money Market	$3,341	$-	$-	$3,341
Derivatives	-	27	-	27
Total	$3,341	$27	$-	$3,368

Schedule of Non-Recurring Fair Value Measurements
The following table presents the Group's assets measured at fair value on a non-recurring basis for the year ended December 31 2012:

		Fair value measurements using
	As of December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses for the year ended December 31, 2012
Goodwill (1) (*)	$-	$-	$-	$-	$1,015
Investment in affiliated company (2)	$1,264	$-	$-	$1,264	$3,300